Mobile Financial Services activities - Book value of financial liabilities (Details) - Mobile Finance Services - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities	€ (3,143)	€ (3,188)	€ (3,155)
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities		(3,143)
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities		€ (3,143)
Financial liabilities at amortised cost, category [member] | Debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities relating to banking activities	€ (3,188)